UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632

13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Kolatch
Title:    Managing Member
Phone:    (201) 227-5040

Signature, Place and Date of Signing:


/s/ Jonathan Kolatch          Englewood Cliffs, NJ          August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $254,771
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                   Redwood Capital Management, LLC
                                                            June 30, 2007

              COLUMN 1            COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUM 6   COL 7         COLUMN 8
                                                              VALUE     SHRS OR   SH/ PUT/   INVEST    OTHER     VOTING AUTHORITY
           NAME OF ISSUER      TITLE OF CLASS      CUSIP     (X$1000)   PRN AMT   PRN CALL   DISCRET   MGRS   SOLE      SHARED  NONE
AMR CORP                            COM          001765106     3,162      120,000 SH          SOLE     NONE     120,000
AETNA INC NEW                       COM          00817Y108     2,223       45,000 SH          SOLE     NONE      45,000
ALLIANCE DATA SYSTEMS CORP          COM          018581108     3,864       50,000 SH          SOLE     NONE      50,000
ALTRIA GROUP INC                    COM          02209S103     6,663       95,000 SH          SOLE     NONE      95,000
AMERICAN EXPRESS CO                 COM          025816109     3,671       60,000 SH          SOLE     NONE      60,000
AMERICAN INTL GROUP INC             COM          026874107     9,804      140,000 SH          SOLE     NONE     140,000
ARCHSTONE SMITH TR                  COM          039583109     6,650      112,500 SH          SOLE     NONE     112,500
BURLINGTON NORTHN SANTA FE C        COM          12189T104     4,213       49,481 SH          SOLE     NONE      49,481
CVS CAREMARK CORPORATION            COM          126650100    19,075      523,325 SH          SOLE     NONE     523,325
CELANESE CORP DEL                COM SER A       150870103    10,211      263,304 SH          SOLE     NONE     263,304
DADE BEHRING HLDGS INC              COM          23342J206       558       10,500 SH          SOLE     NONE      10,500
DIRECTV GROUP INC                   COM          25459L106       520       22,500 SH          SOLE     NONE      22,500
DOMTAR CORP                         COM          257559104     6,192      554,850 SH          SOLE     NONE     554,850
DONNELLEY R R & SONS CO             COM          257867101     4,895      112,500 SH          SOLE     NONE     112,500
FIRST DATA CORP                     COM          319963104    11,794      361,000 SH          SOLE     NONE     361,000
GENERAL FINANCE CORP                COM          369822101     1,820      231,250 SH          SOLE     NONE     231,250
GEOEYE INC                          COM          37250W108    25,648    1,180,325 SH          SOLE     NONE   1,180,325
GOODYEAR TIRE & RUBR CO             COM          382550101     3,135       90,180 SH          SOLE     NONE      90,180
HD PARTNERS ACQUISITION CORP        COM          40415K100     5,468      715,000 SH          SOLE     NONE     715,000
HD PARTNERS ACQUISITION CORP   W EXP 06/01/201   40415K118       772      715,000 SH          SOLE     NONE     715,000
HUNTSMAN CORP                       COM          447011107     1,427       58,710 SH          SOLE     NONE      58,710
IHOP CORP                           COM          449623107     7,928      145,650 SH          SOLE     NONE     145,650
IPCS INC                          COM NEW        44980Y305     2,037       60,130 SH          SOLE     NONE      60,130
JAZZ TECHNOLOGIES INC               COM          47214E102       140       46,385 SH          SOLE     NONE      46,385
KAISER ALUMINUM CORP           COM PAR $0.01     483007704    13,511      185,386 SH          SOLE     NONE     185,386
LIONS GATE ENTMNT CORP            COM NEW        535919203     6,276      568,980 SH          SOLE     NONE     568,980
MEDIA GEN INC                       CL A         584404107    15,723      472,600 SH          SOLE     NONE     472,600
NRG ENERGY INC                    COM NEW        629377508     6,236      150,000 SH          SOLE     NONE     150,000
NORTEL INVERSORA S A           SPON ADR PFD B    656567401    11,015      429,435 SH          SOLE     NONE     429,435
NORTHWEST AIRLS CORP                COM          667280408     1,600       72,088 SH          SOLE     NONE      72,088
PACKAGING CORP AMER                 COM          695156109     1,856       73,350 SH          SOLE     NONE      73,350
PINNACLE AIRL CORP                  COM          723443107     2,190      116,800 SH          SOLE     NONE     116,800
PORTLAND GEN ELEC CO              COM NEW        736508847     3,716      135,434 SH          SOLE     NONE     135,434
QUALCOMM INC                        COM          747525103     3,688       85,000 SH          SOLE     NONE      85,000
RELIANCE STEEL & ALUMINUM CO        COM          759509102    10,704      190,260 SH          SOLE     NONE     190,260
SLM CORP                            COM          78442P106     1,727       30,000 SH          SOLE     NONE      30,000
SOUTHWEST AIRLS CO                  COM          844741108     4,069      272,895 SH          SOLE     NONE     272,895
SPRINT NEXTEL CORPOR              COM FON        852061100     8,769      423,409 SH          SOLE     NONE     423,409
TIME WARNER CABLE INC               CL A         88732J108     7,641      195,082 SH          SOLE     NONE     195,082
UAL CORP                          COM NEW        902549807     2,863       70,536 SH          SOLE     NONE      70,536
UNITEDHEALTH GROUP INC              COM          91324P102     6,393      125,000 SH          SOLE     NONE     125,000
YRC WORLDWIDE INC                   COM          984249102       920       25,000 SH          SOLE     NONE      25,000
ENDURANCE SPECIALTY HLDGS LT        SHS          G30397106     4,004      100,000 SH          SOLE     NONE     100,000

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